PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited)
as of November 30, 2023
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks
Automobile Components 1.3%
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	421,736	$17,312,263
Automobiles 3.8%
Tesla, Inc.*	216,365	51,944,909
Banks 0.7%
NU Holdings Ltd. (Brazil) (Class A Stock)*	1,189,137	9,679,575
Biotechnology 1.0%
Vertex Pharmaceuticals, Inc.*	39,140	13,887,263
Broadline Retail 12.7%
Amazon.com, Inc.*	784,992	114,679,481
MercadoLibre, Inc. (Brazil)*	37,269	60,392,924
		175,072,405
Consumer Staples Distribution & Retail 3.6%
Costco Wholesale Corp.	84,748	50,233,529
Entertainment 2.3%
Netflix, Inc.*	66,142	31,349,324
Financial Services 5.0%
Mastercard, Inc. (Class A Stock)	166,891	69,064,503
Health Care Equipment & Supplies 1.2%
Intuitive Surgical, Inc.*	55,262	17,177,640
Health Care Providers & Services 2.0%
UnitedHealth Group, Inc.	51,132	28,274,462
Hotels, Restaurants & Leisure 0.6%
Airbnb, Inc. (Class A Stock)*	68,962	8,712,659
Interactive Media & Services 9.6%
Alphabet, Inc. (Class A Stock)*	320,063	42,417,949
Alphabet, Inc. (Class C Stock)*	315,978	42,315,774
Meta Platforms, Inc. (Class A Stock)*	147,970	48,408,386
		133,142,109

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Common Stocks (Continued)
IT Services 3.0%
MongoDB, Inc.*	50,379	$20,944,565
Snowflake, Inc. (Class A Stock)*	111,069	20,845,430
		41,789,995
Personal Care Products 2.1%
L’Oreal SA (France)	62,294	29,271,403
Pharmaceuticals 8.2%
AstraZeneca PLC (United Kingdom), ADR	262,912	16,981,486
Eli Lilly & Co.	101,653	60,080,989
Novo Nordisk A/S (Denmark), ADR	363,203	36,988,594
		114,051,069
Semiconductors & Semiconductor Equipment 13.1%
Advanced Micro Devices, Inc.*	416,672	50,483,980
ARM Holdings PLC, ADR*(a)	111,253	6,842,059
ASML Holding NV (Netherlands)	28,665	19,599,980
NVIDIA Corp.	221,781	103,726,974
		180,652,993
Software 17.7%
Cadence Design Systems, Inc.*	132,434	36,190,239
Crowdstrike Holdings, Inc. (Class A Stock)*	70,448	16,695,472
Microsoft Corp.	372,663	141,205,737
Palo Alto Networks, Inc.*	77,345	22,823,736
ServiceNow, Inc.*	41,901	28,733,192
		245,648,376
Specialized REITs 1.1%
American Tower Corp.	69,329	14,474,509
Technology Hardware, Storage & Peripherals 4.6%
Apple, Inc.	333,369	63,323,441
Textiles, Apparel & Luxury Goods 5.4%
Lululemon Athletica, Inc.*	76,720	34,278,496

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of November 30, 2023
Description	Shares	Value
Common Stocks (Continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France)	44,423	$33,995,991
NIKE, Inc. (Class B Stock)	60,478	6,668,909
		74,943,396

Total Long-Term Investments (cost $775,976,795)		1,370,005,823

Short-Term Investments 2.8%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wb)	15,289,127	15,289,127
PGIM Institutional Money Market Fund (cost $23,955,337; includes $23,861,880 of cash collateral for securities on loan)(b)(wb)	23,973,204	23,963,615

Total Short-Term Investments (cost $39,244,464)		39,252,742

TOTAL INVESTMENTS 101.8% (cost $815,221,259)		1,409,258,565
Liabilities in excess of other assets (1.8)%		(24,582,992)

Net Assets 100.0%		$1,384,675,573

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $23,119,802; cash collateral of $23,861,880 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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